intangible assets and goodwill - Intangible assets with indefinite lives and goodwill - spectrum licences and impairment testing (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Intangible assets and goodwill
Goodwill, net	$ 10,544	$ 10,058
Total	23,750	22,308
TELUS technology solutions
Intangible assets and goodwill
Intangible assets with indefinite lives	13,206	12,250
Goodwill, net	7,608	7,296
TELUS digital experience
Intangible assets and goodwill
Goodwill, net	$ 2,936	$ 2,762
Spectrum licences
Intangible assets and goodwill
Renewal of spectrum license ( in years)	20 years